SUPPLEMENTAL CASH FLOW INFORMATION - Changes in Working Capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement of cash flows [abstract]
Decrease in accounts receivable	$ 215	$ 3,871
Decrease/(increase) in inventories	9,187	(7,684)
Increase in prepaids and other	(737)	(2,132)
Decrease in accounts payable and accrued liabilities	(25,837)	(1,503)
Total changes in working capital	$ (17,172)	$ (7,448)